STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of comprehensive income (loss) of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
General and administrative expenses	¥ (8,960,747)	$ (1,227,617)	¥ (8,236,569)	¥ (7,346,665)
Interest income, net	1,260,163	172,642	1,263,332	743,484
Share of income (loss) of subsidiaries	10,200	1,396	9,098	44,588
Fair value changes through earnings on investments, net	312,791	42,852	78,320	(512,225)
Foreign currency exchange loss	339,280	46,481	(93,956)	(127,362)
Other income, net	1,566,038	214,546	1,869,300	1,568,587
Income (loss) before income tax expense	6,870,069	941,197	7,883,995	292,290
Income tax expense	(2,791,889)	(382,487)	(1,994,391)	(1,689,574)
Net income (loss)	4,064,900	556,891	5,883,224	(1,386,074)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	4,064,900	556,891	5,883,224	(1,386,074)
Other comprehensive income
Unrealized gains (losses) on available-for-sale investments, net of reclassification	147,668	20,230	82,800	(375,069)
Total comprehensive income	4,429,710	606,869	6,540,247	840,928
Total comprehensive income attributable to KE Holdings Inc.'s ordinary shareholders	4,429,710	$ 606,869	6,540,247	840,928
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
General and administrative expenses	(33,862)		(45,781)	(140,148)
Interest income, net	(117)		52,460	745
Share of income (loss) of subsidiaries	3,734,104		5,618,262	(1,436,950)
Income of the VIEs	252,952		194,884	97,036
Fair value changes through earnings on investments, net	40,780		45,235	4,770
Foreign currency exchange loss	(40,093)		(30,089)	(61,317)
Other income, net	111,136		48,253	149,790
Income (loss) before income tax expense	4,064,900		5,883,224	(1,386,074)
Income tax expense	0		0	0
Net income (loss)	4,064,900		5,883,224	(1,386,074)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	4,064,900		5,883,224	(1,386,074)
Other comprehensive income
Currency translation adjustments	217,142		574,223	2,602,071
Unrealized gains (losses) on available-for-sale investments, net of reclassification	147,668		82,800	(375,069)
Total comprehensive income	4,429,710		6,540,247	840,928
Total comprehensive income attributable to KE Holdings Inc.'s ordinary shareholders	¥ 4,429,710		¥ 6,540,247	¥ 840,928